Reinsurance (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	$ 32,637	$ 34,782	$ 38,772
Premiums assumed	6,331	6,807	9,355
Premiums ceded	(11,625)	(11,512)	(12,584)
Net earned premiums	27,343	30,077	35,543
Direct policyholder benefits	32,561	35,403	48,160
Policyholder benefits assumed	8,173	4,879	9,620
Policyholder benefits ceded	(19,453)	(20,665)	(25,566)
Net policyholder benefits	21,281	19,617	32,214
Long Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	10,353	9,832	10,175
Premiums assumed	350	301	721
Premiums ceded	(10,353)	(9,832)	(10,175)
Net earned premiums	350	301	721
Direct policyholder benefits	18,380	18,909	20,094
Policyholder benefits assumed	151	600	558
Policyholder benefits ceded	(18,380)	(18,948)	(20,088)
Net policyholder benefits	151	561	564
Short Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	22,284	24,950	28,597
Premiums assumed	5,981	6,506	8,634
Premiums ceded	(1,272)	(1,680)	(2,409)
Net earned premiums	26,993	29,776	34,822
Direct policyholder benefits	14,181	16,494	28,066
Policyholder benefits assumed	8,022	4,279	9,062
Policyholder benefits ceded	(1,073)	(1,717)	(5,478)
Net policyholder benefits	$ 21,130	$ 19,056	$ 31,650